STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.49%	1.23%
Expected life of employee stock options (in years)	2 years 8 months 12 days	2 years 8 months 12 days
Expected volatility of the Company's share price (as a percent)	35.00%	37.50%
Expected dividend yield (as a percent)	1.73%	2.17%